Exhibit 99.5 Schedule 2

Marketing ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
871	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/06/2026	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of taxes, insurance, and/or HOA fees for non-subject property. The file does not contain a HOA statement or a letter of no HOA for the properties located at XXXX and XXXX.	Document Uploaded. ; Document Uploaded. the printouts in the file showing the property is a single-family residence to confirm no HOA dues	07/14/2026	Verification of taxes, insurance and HOA Fees provided.; Countered - Missing statement or evidence of HOA for XXXX. as listed in original condition.	07/15/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720. Borrower has stable job time - Borrower has 12.75 years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required- First e-signed document in the file is dated 05/XX/2026; however, the file is missing proof of e-consent dated 05/XX/2026 or before.	Document Uploaded.	07/09/2026	Evidence of eConsent is provided.	07/09/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720. Borrower has stable job time - Borrower has 12.75 years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/06/2026	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a .			HPML compliant. Appraisal and escrow requirements met	07/07/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720. Borrower has stable job time - Borrower has 12.75 years on job.	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/06/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/07/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720. Borrower has stable job time - Borrower has 12.75 years on job.	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
890	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/06/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	07/07/2026	Borrower has stable job time - Borrower has 10.16 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 700.

																				Qualifying DTI below max allowed. - Calculated DTI of 39.34% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
890	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/06/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	07/07/2026	Borrower has stable job time - Borrower has 10.16 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 700.

																				Qualifying DTI below max allowed. - Calculated DTI of 39.34% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
890	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	07/07/2026	Borrower has stable job time - Borrower has 10.16 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 700.

																				Qualifying DTI below max allowed. - Calculated DTI of 39.34% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
868	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	ATR/QM: Exempt	Loan Review Complete	07/09/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/13/2026	Borrower has stable job time - Borrower has 4.55 years on job. Qualifying DTI below max allowed. - Calculated DTI of 6.62% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
868	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	ATR/QM: Exempt	Loan Review Complete	07/09/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/13/2026	Borrower has stable job time - Borrower has 4.55 years on job. Qualifying DTI below max allowed. - Calculated DTI of 6.62% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
868	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	ATR/QM: Exempt	Loan Review Complete	07/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/13/2026	Borrower has stable job time - Borrower has 4.55 years on job. Qualifying DTI below max allowed. - Calculated DTI of 6.62% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
870	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MO	ATR/QM: Exempt	Loan Review Complete	07/20/2026	Acknowledged	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded. ; Document Uploaded. ; Document Uploaded.	07/28/2026	Client provided field review dated 07-XX-26 supporting the appraised value. Second Third party valuation product provided within tolerance. Downgraded property waterfall condition due to an additional product needed to support value not previously supported by SSRs or AVM/Desk Review ; Client provided Field Review however the section for opinion of market value on page 2 is incomplete. Countered for completion; Countered - UCDPs provided reflect the need for a third party valuation. Condition remains	09/04/2026	Borrower has stable job time - Borrower has 8.54 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 700.	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
870	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MO	ATR/QM: Exempt	Loan Review Complete	07/20/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/22/2026	Borrower has stable job time - Borrower has 8.54 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 700.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
870	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MO	ATR/QM: Exempt	Loan Review Complete	07/21/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/22/2026	Borrower has stable job time - Borrower has 8.54 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 700.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
869	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	MA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/27/2026	Resolved	finding-3526	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either's First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orthel revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orthel revised loan estimate delivery date is on or after the initial closing disclosure delivery date. The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(I) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(I). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(I) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(I) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. Without evidence of receipt, using the mailbox rule, it is assumed the disclosure dated 7/XX/2026 was not received by the consumer 4 business days prior to the consummation date, XXXX. The defect can be cured by providing evidence showing the consumer received the loan estimate at least 4 business days prior to consummation.	Document Uploaded.	07/29/2026	Revised LE receipt date provided; exception resolved; Revised LE receipt date provided; exception resolved	07/29/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.75% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 76.75% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 720.

																				Qualifying DTI below max allowed. - Calculated DTI of 32.25% is less than Guideline DTI of 50%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	MA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/27/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 5/XX/2026, however missing proof of e-consent dated 5/XX/2026 or before.	Document Uploaded.	07/29/2026	Evidence of eConsent is provided.	07/29/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.75% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 76.75% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 720.

																				Qualifying DTI below max allowed. - Calculated DTI of 32.25% is less than Guideline DTI of 50%	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TN	ATR/QM: Exempt	Loan Review Complete	08/05/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/05/2026	Qualifying DTI below max allowed. - Calculated DTI of 30.76% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700.

																				Borrower has stable job time - Borrower has 4.16 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TN	ATR/QM: Exempt	Loan Review Complete	08/05/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/05/2026	Qualifying DTI below max allowed. - Calculated DTI of 30.76% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700.

																				Borrower has stable job time - Borrower has 4.16 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TN	ATR/QM: Exempt	Loan Review Complete	08/05/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/05/2026	Qualifying DTI below max allowed. - Calculated DTI of 30.76% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700.

																				Borrower has stable job time - Borrower has 4.16 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
886	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/02/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/02/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.68% is less than Guideline CLTV of 60%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.68% is less than Guideline LTV of 60%

Borrower has stable job time - Borrower has 5.31 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
886	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/02/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/02/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.68% is less than Guideline CLTV of 60%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.68% is less than Guideline LTV of 60%

Borrower has stable job time - Borrower has 5.31 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
886	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/02/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/02/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.68% is less than Guideline CLTV of 60%

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.68% is less than Guideline LTV of 60%

Borrower has stable job time - Borrower has 5.31 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
866	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/02/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 680.

																				Borrower has stable job time - Borrower has 8.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
866	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/02/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 680.

																				Borrower has stable job time - Borrower has 8.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
866	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/02/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 680.

																				Borrower has stable job time - Borrower has 8.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 760.

																				Borrower has stable job time - Borrower has 9.68 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 760.

																				Borrower has stable job time - Borrower has 9.68 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/02/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 760.

																				Borrower has stable job time - Borrower has 9.68 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2026	Qualifying DTI below max allowed. - Calculated DTI of 17.22% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 720.

																				Borrower has stable job time - Borrower has 2.48 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2026	Qualifying DTI below max allowed. - Calculated DTI of 17.22% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 720.

																				Borrower has stable job time - Borrower has 2.48 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2026	Qualifying DTI below max allowed. - Calculated DTI of 17.22% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 720.

																				Borrower has stable job time - Borrower has 2.48 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2026	Qualifying DTI below max allowed. - Calculated DTI of 39.82% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 660.

																				Borrower has stable job time - Borrower has 6.49 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2026	Qualifying DTI below max allowed. - Calculated DTI of 39.82% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 660.

																				Borrower has stable job time - Borrower has 6.49 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2026	Qualifying DTI below max allowed. - Calculated DTI of 39.82% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 660.

																				Borrower has stable job time - Borrower has 6.49 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 7/XX/2026, however missing proof of e-consent dated 7/XX/2026 or before.	Document Uploaded.	09/08/2026	Evidence of eConsent is provided.	09/09/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 706 is greater than Guideline minimum FICO of 660.

Qualifying DTI below max allowed. - Calculated DTI of 38.75% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 12.67 years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 706 is greater than Guideline minimum FICO of 660.

Qualifying DTI below max allowed. - Calculated DTI of 38.75% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 12.67 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
879	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 706 is greater than Guideline minimum FICO of 660.

Qualifying DTI below max allowed. - Calculated DTI of 38.75% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 12.67 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
882	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 08/XX/2026, however missing proof of e-consent dated 08/XX/2026 or before.	Document Uploaded.	09/11/2026	Evidence of eConsent is provided.	09/14/2026	Borrower has stable job time - Borrower has 6.22 years on job. Qualifying DTI below max allowed. - Calculated DTI of 25.2% is less than Guideline DTI of 50%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
882	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/07/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/09/2026	Borrower has stable job time - Borrower has 6.22 years on job. Qualifying DTI below max allowed. - Calculated DTI of 25.2% is less than Guideline DTI of 50%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
882	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/07/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/09/2026	Borrower has stable job time - Borrower has 6.22 years on job. Qualifying DTI below max allowed. - Calculated DTI of 25.2% is less than Guideline DTI of 50%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720.

Qualifying DTI below max allowed. - Calculated DTI of 33.68% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 4.84 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/07/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720.

Qualifying DTI below max allowed. - Calculated DTI of 33.68% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 4.84 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/07/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720.

Qualifying DTI below max allowed. - Calculated DTI of 33.68% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 4.84 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	MA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/10/2026	Borrower has stable job time - Borrower has 3.52 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.84% is less than Guideline LTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 14.14% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.84% is less than Guideline CLTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	MA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/10/2026	Borrower has stable job time - Borrower has 3.52 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.84% is less than Guideline LTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 14.14% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.84% is less than Guideline CLTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	MA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/10/2026	Borrower has stable job time - Borrower has 3.52 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.84% is less than Guideline LTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 14.14% is less than Guideline DTI of 50%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.84% is less than Guideline CLTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/14/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 8/XX/2026 however missing proof of e-consent dated 8/XX/2026 or before.	Document Uploaded.	09/16/2026	Evidence of eConsent is provided.; ; The eSigned consent disclosure is missing.; E-Consent received. Condition Resolved.	09/17/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																				Borrower has stable job time - Borrower has 19.54 years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/15/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/15/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																				Borrower has stable job time - Borrower has 19.54 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/14/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/15/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																				Borrower has stable job time - Borrower has 19.54 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM Exempt	Loan Review Complete	06/29/2026	Resolved	92010211221-01	Credit	No Findings	The loan meets all applicable guidelines.						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
880	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TN	ATR/QM Exempt	Loan Review Complete	09/04/2026	Resolved	92010214996-01	Credit	No Findings	The loan meets all applicable guidelines.						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
883	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	SC	ATR/QM Exempt	Loan Review Complete	09/04/2026	Resolved	92010215952-01	Credit	No Findings	The loan meets all applicable guidelines.						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
878	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	NC	ATR/QM Exempt	Loan Review Complete	09/09/2026	Resolved	92010214343-01	Credit	No Findings	The loan meets all applicable guidelines.						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
876	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM Exempt	Loan Review Complete	09/14/2026	Resolved	92010214107-01	Credit	No Findings	The loan meets all applicable guidelines.						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
874	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM Exempt	Loan Review Complete	09/15/2026	Resolved	92010213306-01	Credit	No Findings	The loan meets all applicable guidelines.						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
875	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM Exempt	Loan Review Complete	09/15/2026	Resolved	92010214058-01	Credit	No Findings	The loan meets all applicable guidelines.						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
884	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MA	ATR/QM Exempt	Loan Review Complete	09/15/2026	Resolved	92010215999-01	Credit	No Findings	The loan meets all applicable guidelines.						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A